Commitments And Contingencies (Minimum Future Rental Receivables On Non-Cancelable Leases Of Retail And Office Space) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Commitments And Contingencies [Abstract]
2012	$ 8.3
2013	7.3
2014	5.7
2015	5.3
2016	3.4
Thereafter	$ 5.2